Significant accounting policies	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies
Significant accounting policies

1.	Reporting Entity
Euronav NV (the "Company") is a company domiciled in Belgium. The address of the Company's registered office is De Gerlachekaai 20, 2000 Antwerpen, Belgium. The consolidated financial statements of the Company comprise the Company and its subsidiaries (together referred to as the "Group") and the Group's interests in associates and joint ventures.
Euronav NV is a fully-integrated provider of international maritime shipping and offshore services engaged in the transportation and storage of crude oil. The Company was incorporated under the laws of Belgium on June 26, 2003, and grew out of three companies that had a strong presence in the shipping industry; Compagnie Maritime Belge NV, ("CMB"), formed in 1895, Compagnie Nationale de Navigation SA, ("CNN"), formed in 1938, and Ceres Hellenic formed in 1950. The Company started doing business under the name "Euronav" in 1989 when it was initially formed as the international tanker subsidiary of CNN.
Euronav NV charters its vessels to leading international energy companies. The Company pursues a chartering strategy of primarily employing its vessels on the spot market, including through the Tankers International (TI) Pool (the "TI Pool") and also under fixed-rate contracts and long-term time charters, which typically include a profit sharing component.
A spot market voyage charter is a contract to carry a specific cargo from a load port to a discharge port for an agreed freight per ton of cargo or a specified total amount. Under spot market voyage charters, the Company pays voyage expenses such as port, canal and bunker costs. Spot charter rates have historically been volatile and fluctuate due to seasonal changes, as well as general supply and demand dynamics in the crude oil marine transportation sector. Although the revenues generated by the Company in the spot market are less predictable, the Company believes their exposure to this market provides them with the opportunity to capture better profit margins during periods when vessel demand exceeds supply leading to improvements in tanker charter rates. The Company principally employs and commercially manages their VLCCs through the TI Pool, a leading spot market-oriented VLCC pool in which other shipowners with vessels of similar size and quality participate along with the Company. The Company participated in the formation of the TI Pool in 2000 to allow themselves and other TI Pool participants, consisting of third-party owners and operators of similarly sized vessels, to gain economies of scale, obtain increased cargo flow of information, logistical efficiency and greater vessel utilization.
Time charters provide the Company with a fixed and stable cash flow for a known period of time. Time charters may help the Company mitigate, in part, their exposure to the spot market, which tends to be volatile in nature, being seasonal and generally weaker in the second and third quarters of the year due to refinery shutdowns and related maintenance during the warmer summer months. The Group may when the cycle matures or otherwise opportunistically employ more of their vessels under time charter contracts as the available rates for time charters improve. The Group may also enter into time charter contracts with profit sharing arrangements, which the Company believes will enable them to benefit if the spot market increases above a base charter rate as calculated either by sharing sub charter profits of the charterer or by reference to a market index and in accordance with a formula provided in the applicable charter contract.
The Group currently deploys their two FSOs as floating storage units under service contracts with North Oil Company, in the offshore services sector.

2.	Basis of preparation

(a)	Statement of compliance
These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB).
All accounting policies have been consistently applied for all periods presented in the consolidated financial statements, unless disclosed otherwise.
The consolidated financial statements were authorized for issue by the Board of Directors on April 17, 2018.

(b)	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:

•	Derivative financial instruments are measured at fair value

(c)	Functional and presentation currency
The consolidated financial statements are presented in USD, which is the Company's functional and presentation currency. All financial information presented in USD has been rounded to the nearest thousand except when otherwise indicated.

(d)	Use of estimates and judgements
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which are the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Information about critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statement is included in the following note:

•	Note 8 – Impairment
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following note:

•	Note 8 – Impairment test: key assumptions underlying the recoverable amount
Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
The Group has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the CFO.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. Significant valuation issues are reported to the Group Audit and Risk Committee.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e.as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(e)	Changes in accounting policies
Except for the changes below, the accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2017 are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2016. The Group has adopted the following new standards, interpretations and amendments to standards, including any consequential amendments to other standards, with a date of initial application of January 1, 2017:

•	Annual Improvements to IFRSs 2014-2016 cycle (amendments to IFRS 12)

•	Amendments to IAS 7: Disclosure Initiative

•	Amendments to IFRS 12: Recognition of Deferred Tax Assets for Unrealized Losses
The adoption of these standards, interpretations and amendments to standards did not have a material impact on the Group's consolidated financial statements.

(f)	Basis of Consolidation

(i)	Business Combinations
Business combinations are accounted for using the acquisition method as at the acquisition date, which is the date on which control is transferred to the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
For acquisitions on or after January 1, 2010, the Group measures goodwill at the acquisition date as:

•	the fair value of the consideration transferred; plus

•	the recognized amount of any non-controlling interests in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less

•	the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.

•	When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.
The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts generally are recognized in profit or loss.
Transaction costs, other than those associated with the issue of debt or equity securities, that the Group incurs in connection with a business combination are expensed as incurred.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

(ii)	Non-controlling interests (NCI)
NCI are measured at their proportionate share of the acquiree's identifiable net assets at the date of acquisition. Changes in the Group's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii)	Subsidiaries
Subsidiaries are those entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which the control commences until the date on which control ceases.

(iv)	Loss of control
On the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Group retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or as an available-for-sale financial asset depending on the level of influence retained.

(v)	Interests in equity-accounted investees
The Group's interests in equity-accounted investees comprise interest in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income ("OCI") of equity-accounted investees, until the date on which significant influence or joint control ceases.
Interests in associates and joint ventures include any long-term interests that, in substance, form part of the Group's investment in those associates or joint ventures and include unsecured shareholder loans for which settlement is neither planned nor likely to occur in the foreseeable future, which, therefore, are an extension of the Group's investment in those associates and joint ventures. The Group's share of losses that exceeds its investment is applied to the carrying amount of those loans. After the Group's interest is reduced to zero, a liability is recognized to the extent that the Group has a legal or constructive obligation to fund the associates' or joint ventures' operations or has made payments on their behalf.

(vi)	Transactions eliminated on consolidation
Intragroup balances and transactions, and any unrealized gains arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the underlying asset to the extent of the Group's interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(g)	Foreign currency

(i)	Foreign currency transactions
Transactions in foreign currencies are translated to USD at the foreign exchange rate applicable at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to USD at the foreign exchange rate applicable at that date.  Foreign exchange differences arising on translation are recognized in profit or loss. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

(ii)	Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at rates approximating the exchange rates at the dates of the transactions.
Foreign currency differences are recognized directly in equity (Translation reserve). When a foreign operation is disposed of, in part or in full, the relevant amount in the translation reserve is transferred to profit or loss.

(h)	Financial Instruments

(i)	Non-derivative financial assets
The group initially recognizes loans and receivables on the date that they are originated. All other financial assets (including assets designated as at fair value through profit and loss) are recognized initially on the trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument.
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in such transferred financial assets that is created or retained by the Group is recognized as a separate asset or liability.
Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
The fair values of quoted investments are based on current bid prices. If the market for a financial asset is not active (and for unlisted securities), the Group establishes fair value by using valuation techniques. These include the use of recent arm's length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models refined to reflect the issuer's specific circumstances.
The Group classifies non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, loans and receivables, cash and cash equivalents, held-to-maturity financial assets and available-for-sale financial assets. The Company determines the classification of its investments at initial recognition and re-evaluates this designation at every reporting date.
Financial assets at fair value through profit or loss
A financial asset is classified as at fair value through profit or loss if it is classified as held for trading or is designated as such on initial recognition. Financial assets are designated as at fair value through profit or loss if the Group manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Group's treasury policy. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value and changes therein, which takes into account any dividend income, are recognized in profit or loss.
Assets in this category are classified as current assets if they are expected to be realized within 12 months of the balance sheet date.
Loans and receivables
Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.
They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivable. They are included in current assets, except for maturities greater than 12 months after the balance sheet date. These are classified as non-current assets. Loans and receivables are included in trade and other receivables in the statement of financial position.
Held-to-maturity financial assets
If the Group has the positive intent and ability to hold debt securities to maturity, then such financial assets are classified as held-to-maturity. Held-to-maturity financial assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, held-to-maturity financial assets are measured at amortized cost using the effective interest method, less any impairment losses. Held-to-maturity financial assets comprise debentures.

Available-for-sale financial assets
Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. Available-for-sale financial assets are recognized initially at fair value plus any directly attributable transaction costs.
Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on available-for-sale debt instruments, are recognized in OCI and presented in the fair value reserve in equity. When an investment is derecognized, the gain or loss accumulated in equity is reclassified to profit or loss.
Available-for-sale financial assets comprise equity securities and debt securities.
They are included in non-current assets unless the Company intends to dispose of the investment within 12 months of the balance sheet date.

(ii)	Non-derivative financial liabilities
The Group initially recognizes debt securities issued and subordinated liabilities on the date that they are originated. All other financial liabilities (including liabilities designated as at fair value through profit or loss) are recognized initially on the trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument.
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.
Non-derivative financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.
Non-derivative financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables.
Bank overdrafts that are repayable on demand and form an integral part of the Group's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

(iii)	Share capital
Ordinary share capital
Ordinary share capital is classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of share capital
When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in share premium.

(iv)	Derivative financial instruments
The Group from time to time may enter into derivative financial instruments to hedge its exposure to market fluctuations, foreign exchange and interest rate risks arising from operational, financing and investment activities.
On initial designation of the derivative as hedging instrument, the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Group makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125 percent. For a cash flow hedge of a forecast transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that could ultimately affect reported net income.
Derivative financial instruments are recognized initially at fair value; attributable transaction costs are expensed as incurred. Subsequent to initial recognition, all derivatives are remeasured to fair value, and changes therein are accounted for as follows:
Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and presented in the hedging reserve in equity.
The amount recognized in OCI is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of profit or loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
When the hedged item is a non-financial asset, the amount accumulated in equity is included in the carrying amount of the asset when the asset is recognized. In other cases, the amount accumulated in equity is reclassified to profit or loss in the same period that the hedged item affects profit or loss.
If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, then the balance in equity is reclassified to profit or loss.
Other non-trading derivatives
When a derivative financial instrument is not held for trading, and is not designated in a qualifying hedge relationship, all changes in its fair value are recognized immediately in profit or loss.

(v)	Compound financial instruments
Compound financial instruments issued by the Group comprise Notes denominated in USD that can be converted to ordinary shares at the option of the holder, when the number of shares is fixed and does not vary with changes in fair value.
The liability component of compound financial instruments is initially recognized at the fair value of a similar liability that does not have an equity conversion option. The equity component is initially recognized at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity component in proportion to their initial carrying amounts.
Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured.
Interest related to the financial liability is recognized in profit and loss. On conversion, the financial liability is reclassified to equity and no gain or loss is recognized.

(i)	Goodwill and intangible assets

(i)	Goodwill
Goodwill that arises on the acquisition of subsidiaries is presented as an intangible asset. For the measurement of goodwill at initial recognition, see accounting policy (f).
After initial recognition goodwill is measured at cost less accumulated impairment losses (refer to accounting policy (k)). In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss is allocated to the carrying amount of the equity accounted investee as a whole.

(ii)	Intangible assets
Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and impairment losses (see accounting policy k).
The cost of an intangible asset acquired in a separate acquisition is the cash paid or the fair value of any other consideration given. The cost of an internally generated intangible asset includes the directly attributable expenditure of preparing the asset for its intended use.

(iii)	Subsequent expenditure
Subsequent expenditure on intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates and its cost can be measured reliably. All other expenditure is expensed as incurred.

(iv)	Amortization
Amortization is charged to the income statement on a straight-line basis over the estimated useful lives of the intangible assets from the date they are available for use. The estimated useful lives are as follows:
Software:          3 - 5 years
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(j)	Vessels, property, plant and equipment

(i)	Owned assets
Vessels and items of property, plant and equipment are stated at cost or deemed cost less accumulated depreciation (see below) and impairment losses (refer to accounting policy (k)).
Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the following:

•	The cost of materials and direct labor;

•	Any other costs directly attributable to bringing the assets to a working condition for their intended use;

•	When the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and

•	Capitalized borrowing costs.
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment (refer to accounting policy (j) vii).
Gains and losses on disposal of a vessel or of another item of property, plant and equipment are determined by comparing the net proceeds from disposal with the carrying amount of the vessel or the item of property, plant and equipment and are recognized in profit or loss.
For the sale of vessels or other items of property, plant and equipment, transfer of risk and rewards usually occurs upon delivery of the vessel to the new owner.

(ii)	Leased assets
Leases in terms of which the Group assumes substantially all of the risks and rewards of ownership are classified as finance leases. Vessels, property, plant and equipment acquired by way of finance lease is stated at an amount equal to the lower of its fair value and the present value of the minimum lease payments at inception of the lease, less accumulated depreciation (see below) and impairment losses (refer accounting policy (k)). Lease payments are accounted for as described in accounting policy (q). Other leases are operating leases and are not recognized in the Group's statement of financial position.
(iii)    Assets under construction
Assets under construction, especially newbuilding vessels, are accounted for in accordance with the stage of completion of the newbuilding contract. Typical stages of completion are the milestones that are usually part of a newbuilding contract: signing or receipt of refund guarantee, steel cutting, keel laying, launching and delivery. All stages of completion are guaranteed by a refund guarantee provided by the shipyard.

(iv)	Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other expenditure is recognized in the consolidated statement of profit or loss as an expense as incurred.

(v)	Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.

(vi)	Depreciation
Depreciation is charged to the consolidated statement of profit or loss on a straight-line basis over the estimated useful lives of vessels and items of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Land is not depreciated.
Vessels and items of property, plant and equipment are depreciated from the date that they are available for use. Internally constructed assets are depreciated from the date that the assets are completed and ready for use.
The estimated useful lives of significant items of property, plant and equipment are as follows:

•	tankers	20 years
•	FSO/FpSO/FPSO	25 years
•	plant and equipment	5 - 20 years
•	fixtures and fittings	5 - 10 years
•	other tangible assets	3 - 20 years
•	dry-docking	2.5 - 5 years
Vessels are estimated to have a zero residual value.
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

(vii)	Dry-docking – component approach
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment. Costs associated with routine repairs and maintenance are expensed as incurred including routine maintenance performed whilst the vessel is in dry-dock. Components installed during dry-dock with a useful life of more than 1 year will be amortized over their estimated useful life.

(k)	Impairment

(i)	Non-derivative financial assets
A financial asset not classified as at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired.
A financial asset is impaired if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event(s) had an impact on the estimated future cash flows of that asset that can be estimated reliably.
Objective evidence that financial assets are impaired includes default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer will enter bankruptcy, adverse changes in the payment status of borrowers or issuers, economic conditions that correlate with defaults or the disappearance of an active market for a security. In addition, for an investment in an equity security a significant or prolonged decline in the fair value of the security below its cost is objective evidence of impairment.
Financial assets measured at amortized cost
The Group considers evidence of impairment for financial assets measured at amortized cost (loans and receivables and held-to-maturity financial assets) at both a specific asset and collective level. All individually significant assets are assessed for specific impairment. Those found not to be specifically impaired are then collectively assessed for any impairment that has been incurred but not yet identified. Assets that are not individually significant are collectively assessed for impairment by grouping together assets with similar risk characteristics.
In assessing collective impairment, the Group uses historical trends of the probability of default, the timing of recoveries and the amount of loss incurred, adjusted for management's judgement as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.
An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against loans and receivables or held-to maturity financial assets. Interest on the impaired asset continues to be recognized. When an event occurring after the impairment was recognized causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.
Available-for-sale financial assets
Impairment losses on available-for-sale financial assets are recognized by reclassifying the losses accumulated in the fair value reserve in equity to profit or loss. The cumulative loss that is reclassified from equity to profit or loss is the difference between the acquisition cost, net of any principal repayment and amortization, and the current fair value, less any impairment loss recognized previously in profit or loss. Changes in cumulative impairment losses attributable to the application of the effective interest method are reflected as a component of interest income. If, in a subsequent period, the fair value of an impaired available-for-sale debt security increases and the increase can be related objectively to an event occurring after the impairment loss was recognized, then the impairment loss is reversed, with the amount of the reversal recognized in profit or loss. However, any subsequent recovery in the fair value of an impaired available-for-sale equity security is recognized in OCI.
Equity-accounted investees
An impairment loss in respect of an equity-accounted investee is measured by comparing the recoverable amount of the investment with its carrying amount. An impairment loss is recognized in profit or loss, and is reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

(ii)	Non-financial assets
The carrying amounts of the Group's non-financial assets, other than deferred tax assets (refer to accounting policy (s)), are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
Goodwill and indefinite-lived intangible assets are tested annually for impairment. An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit (CGU) exceeds its recoverable amount.
The recoverable amount of an asset or CGU is the greater of its fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Future cash flows are based on current market conditions, historical trends as well as future expectations. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.
Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
An impairment loss recognized for goodwill shall not be reversed. For other assets, an impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(l)	Assets held for sale
Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. Immediately before classification as held for sale, the assets, or components of a disposal group, are remeasured in accordance with the Group's accounting policies. Thereafter generally the assets or disposal group are measured at the lower of their carrying amount and fair value less cost to sell. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets or investment property, which continue to be measured in accordance with the Group's accounting policies. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.
Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

(m)	Employee benefits

(i)	Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the services are discounted to their present value.

(ii)	Defined benefit plans
The Group's net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.
The calculation of defined benefit obligations is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a potential asset for the Group, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any applicable minimum funding requirements.
Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return of plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in OCI. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit and loss.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined plan when the settlement occurs.

(iii)	Other long term employee benefits
The Group's net obligation in respect of long-term employee benefits, other than pension plans, is the amount of future benefit that employees have earned in return for their service in the current and prior periods. The obligation is calculated using the projected unit credit method and is discounted to its present value and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date on AA credit rated bonds that have maturity dates approximating the terms of the Group's obligations and that are denominated in the currency in which the benefits are expected to be paid. Remeasurements are recognized in profit or loss in the period in which they arise.

(iv)	Termination benefits
Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility or withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.

(v)	Short-term employee benefit
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(vi)	Share-based payment transactions
The grant-date fair value of equity-settled share-based payment awards granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.
The fair value of the amount payable to beneficiaries in respect of "phantom stock unit" grants, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period during which the beneficiaries become unconditionally entitled to payment. The amount is remeasured at each reporting date and at settlement based on the fair value of the phantom stock units. Any changes in the liability are recognized in profit or loss.

(n)	Provisions
A provision is recognized when the Group has a legal or constructive obligation that can be estimated reliably, as result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. The provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. The unwinding of the discount is recognized as finance cost.
Restructuring
A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring has either commenced or has been announced publicly. Future operating costs are not provided for.
Onerous contracts
A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

(o)	Revenue

(i)	Pool Revenues
Aggregated revenue recognized on a daily basis from vessels operating on voyage charters in the spot market and on contract of affreightment ("COA") within the pool is converted into an aggregated net revenue amount by subtracting aggregated voyage expenses (such as fuel and port charges) from gross voyage revenue. These aggregated net revenues are combined with aggregated time charter revenues to determine aggregated pool Time Charter Equivalent revenue ("TCE"). Aggregated pool TCE revenue is then allocated to pool partners in accordance with the allocated pool points earned for each vessel that recognizes each vessel's earnings capacity based on its cargo, capacity, speed and fuel consumption performance and actual on hire days. The TCE revenue earned by our vessels operated in the pools is equal to the pool point rating of the vessels multiplied by time on hire, as reported by the pool manager.

(ii)	Time - and Bareboat charters
Revenues from time charters and bareboat charters are accounted for as operating leases and are recognized on a straight line basis over the periods of such charters, as service is performed
The Group does not recognize time charter revenues during periods that vessels are offhire.

(iii)	Spot voyages
Within the shipping industry, there are two methods used to account for voyage revenues: ratably over the estimated length of each voyage and completed voyage.
The recognition of voyage revenues ratably on a daily basis over the estimated length of each voyage is the most prevalent method of accounting for voyage revenues and the method used by the Group and the pools in which we participate. Under each method, voyages may be calculated on either a load-to-load or discharge-to-discharge basis. In applying its revenue recognition method, management believes that the discharge-to-discharge basis of calculating voyages more accurately estimates voyage results than the load-to-load basis. Since, at the time of discharge, management generally knows the next load port and expected discharge port, the discharge-to-discharge calculation of voyage revenues can be estimated with a greater degree of accuracy. Euronav does not begin recognizing voyage revenue until a charter has been agreed to by both the Group and the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage because it is only at this time the charter rate is determinable for the specified load and discharge ports and collectability is reasonably assured.
No revenue is recognized if there are significant uncertainties regarding recovery of the consideration due and associated costs.

(p)	Gain and losses on disposal of vessels
In view of their importance the Group reports capital gains and losses on the sale of vessels as a separate line item in the consolidated statement of profit or loss. For the sale of vessels, transfer of risks and awards usually occurs upon delivery of the vessel to the new owner.

(q)	Leases
Lease payments
Payments made under operating leases are recognized in the income statement on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.
Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant period rate of interest on the remaining balance of the liability.

(r)	Finance income and finance cost
Net financing costs comprise interest payable on borrowings calculated using the effective interest rate method, dividends on redeemable preference shares, interest receivable on funds invested, dividend income, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the consolidated statement of profit or loss (refer to accounting policy (h)).
Interest income is recognized in the consolidated statement of profit or loss as it accrues, taking into account the effective yield on the asset. Dividend income is recognized in the consolidated statement of profit or loss on the date that the dividend is declared.
The interest expense component of finance lease payments is recognized in the consolidated statement of profit or loss using the effective interest rate method.

(s)	Income tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized using the balance sheet method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  Deferred tax is not recognized for: the initial recognition of goodwill, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax recognized is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantially enacted at the balance sheet date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.  Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
In application of an IFRIC agenda decision on IAS 12 Income taxes, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the income statement but is shown as an administrative expense under the heading Other operating expenses.

(t)	Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group's other components. The Group distinguishes two segments: the operation of crude oil tankers in the international markets and the floating storage and offloading operations (FSO/FpSO). The Group's internal organizational and management structure does not distinguish any geographical segments.

(u)	Discontinued operations
A discontinued operation is a component of the Group's business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of profit or loss is represented as if the operation had been discontinued from the start of the comparative period.

(v)	New standards and interpretations not yet adopted
A number of new standards, amendments to standards and interpretations are not yet effective for the year ended 31 December, 2017, and have not been applied in preparing these consolidated financial statements:
IFRS 9 Financial instruments, the IASB issued the final version of IFRS 9 Financial Instruments in July 2014. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early adoption permitted. The Group will apply IFRS 9 initially on 1 January 2018 and will not restate comparative information for prior periods. The new standard will require the Group to revise its accounting processes and internal controls related to reporting financial instruments. An analysis indicated that the initial adoption of IFRS 9 on January 1, 2018 would result in a provision for doubtful debtors of USD 16k. The adoption of IFRS 9 will not have any other impact on the classification or measurement of financial assets.

IFRS 15 Revenue from Contracts with Customers establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers and SIC 31 Barter Transactions Involving Advertising Services. IFRS 15 is effective for the annual periods beginning on or after January 1, 2018, with early adoption permitted. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer. The standard’s requirements will also apply to the sale of some non-financial assets that are not part of the entity’s ordinary activities (e.g., sales of property or plant and equipment). Extensive disclosures will be required, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgements and estimates.
The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The Group will adopt the standard using the cumulative catch-up transition method. The new standard will be effective for us beginning January 1, 2018. The Group has undertaken a comprehensive approach to assess the impact of the guidance on its business by reviewing the current accounting policies and practices to identify any potential differences that may result from applying the new requirements to the consolidated financial statements. Part of the Group’s revenue is generated from time charters, where revenue is recognized on an accrual basis and is recorded over the term of the charter as the service is provided. This new guidance will not have any impact on this aspect of the Group’s revenue. For spot charters, we recognize revenue on a discharge-to-discharge basis in determining the percentage of completion for all voyage charters. After consulting with other shipping companies on business assumptions, processes, systems and controls the Group decided to recognize revenue on a load-to-discharge basis as from January 1, 2018. Under this new standard the Group will also capitalize the voyage expenses incurred between the previous discharge port and the next load port if they qualify as fulfillment costs under IFRS 15 and if they are expected to be recovered. An analysis of spot charter revenue from voyages over year-end indicated that the initial adoption of IFRS 15 on January 1, 2018 will result in a reduction of accrued revenue by USD 4.4 million and the recognition of capitalized fulfillment costs of USD 2.7 million, with a corresponding net reduction of equity. The new standard will also require the Group to revise its accounting processes and internal controls related to reporting spot charter revenue and voyage expenses.

IFRS 16 Leases published on January 13, 2016 makes a distinction between a service contract and a lease based on whether the contract conveys the right to control the use of an identified asset and introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short term leases and leases of low value items. Lessor accounting remains similar to the current standard - i.e. lessors continue to classify leases as finance or operating leases. For lessors, there is little change to the existing accounting in IAS 17 Leases. IFRS 16 replaces existing leases guidance including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16. The Group will adopt IFRS 16 as of January 1, 2019. An assessment of the impact of IFRS 16 has not been finalized to date, but the Group expects that the most significant impact will be that the Group will recognize new assets and liabilities for its operating leases as lessee (for company cars, office rental and bare boat charters). Reference is also made to the disclosure on lease payments in Note 19. In addition, the nature and recognition of expenses related to those leases will change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. The Group does not expect the adoption of IFRS 16 to impact its ability to comply with the loan covenants described in Note 18.

Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2) issued on 20 June 2016 covers three accounting areas: the measurement of cash-settled share-based payments; the classification of share-based payments settled net of tax withholdings; and the accounting for a modification of a share-based payment from cash-settled to equity-settled. The amendments are effective for annual periods commencing on or after 1 January 2018. As a practical simplification, the amendments can be applied prospectively so that prior periods do not have to be restated. Retrospective, or early application is permitted if companies have the required information. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Transfers of property assets to/from, investment property (Amendments to IAS 40) issued on 8 December 2016, clarifies that a property asset is transferred to, or from, investment property when and only when there is an actual change in use. A change in management intention alone does not support a transfer. The amendments are effective for annual periods beginning on or after 1 January 2018, with earlier adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28) issued on 12 October 2017, clarifies how companies should account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9. The amendments are effective for annual periods beginning on or after 1 January 2019, with early adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

IFRIC 22 Foreign currency transactions and Advance consideration issued on 8 December 2016, clarifies the transaction date to be used to determine the exchange rate for translating foreign currency transactions involving an advance payment or receipt. The interpretation is effective for annual periods beginning on or after 1 January 2018, with earlier adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

IFRIC 23 Uncertainty over Income Tax Treatments issued on 7 June 2017, clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In such a circumstance, an entity shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this Interpretation. An entity is required to assume that a tax authority with the right to examine and challenge tax treatments will examine those treatments and have full knowledge of all related information. Detection risk is not considered in the recognition and measurement of uncertain tax treatments. The entity should measure the impact of the uncertainty using the method that best predicts the resolution of the uncertainty; either the most likely amount method or the expected value method. The interpretation is effective for annual periods beginning on or after 1 January 2019, with earlier adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Annual improvements to IFRSs 2014-2016 Cycle, issued on 8 December 2016, covers the following minor amendments:
- IFRS 1 First-time Adoption of IFRS: removes outdated exemptions for first-time adopters of IFRS (effective for annual periods beginning on or after 1 January 2018);
- IFRS 12 Disclosure of Interests in Other Entities: the amendments clarify that the disclosure requirements for interests in other entities also apply to interests that are classified as held for sale or distribution (effective for annual periods beginning on or after 1 January 2017 and adopted by the Group as of 1 January 2017).
- IAS 28 Investments in Associates and Joint Ventures: the amendments clarify that a venture capital organization, or other qualifying entity, may elect to measure its investments in an associate or joint venture at fair value through profit or loss. This election can be made on an investment-by-investment basis. A non-investment entity investor may elect to retain the fair value accounting applied by an investment entity associate or investment entity joint venture to its subsidiaries. This election can be made separately for each investment entity associate or joint venture. These amendments are effective for annual periods beginning on or after 1 January 2018, with earlier adoption permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Annual improvements to IFRSs 2015-2017 Cycle, issued on 12 December 2017, covers the following minor amendments:
- IFRS 3 Business Combinations: the amendments clarify that a company remeasures its previously held interest in a joint operation when it obtains control of the business.
- IFRS 11 Joint Arrangements: the amendments clarify that a company does not remeasure its previously held interest in a joint operation when it obtains joint control of the business.
- IAS 12 Income Taxes: the amendments clarify that a company accounts for all income tax consequences of dividend payments consistently with the transactions that generated the distributable profits - i.e. in profit or loss, OCI or equity.
- IAS 23 Borrowing Costs: the amendments clarify that a company treats as part of general borrowings any borrowing originally made to develop an asset when the asset is ready for its intended use or sale.

The amendments are effective for annual reporting periods beginning on or after 1 January 2019 with earlier application permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.